Postretirement Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Summary of accumulated benefit obligations and unrecognized gain
Accumulated Benefit Obligations and Unrecognized Gain

	As of January 1, 2023
	Defined benefit plans	Other postretirement plans	Total
Accumulated benefit obligations	$21,696	$1,210	$22,906
Unrecognized gain to be recorded in AOCI	1,258	1,223	2,481

Accumulated Benefit Obligations and Unrecognized Gain

	As of January 1, 2023
	Defined benefit plans	Other post-retirement plans	Total
Accumulated benefit obligations	$21,696	$1,210	$22,906
Unrecognized gain to be recorded in AOCI	1,258	1,223	2,481

Summary of net benefit liability
Net Benefit Liability

	As of January 1, 2023
	Defined benefit plans	Other postretirement plans	Total
Projected benefit obligations	$21,743	$1,210	$22,953
Fair value of assets	18,908	—	18,908

Net liability	$2,835	$1,210	$4,045

Net Benefit Liability

	As of January 1, 2023
	Defined benefit plans	Other post-retirement plans	Total
Projected benefit obligations	$21,743	$1,210	$22,953
Fair value of assets	18,908	—	18,908

Net liability	$2,835	$1,210	$4,045

Summary of plan funded status
Plan Funded Status

	As of
	December 31, 2022	December 31, 2021
Change in projected benefit obligations
Balance at January 1	$940	$1,048
Service cost	19	24
Interest cost	17	15
Participant contributions	1	1
Actuarial loss (gain) – net	(193)	(59)
Benefits paid	(38)	(44)
Exchange rate adjustments	(43)	(45)

Balance at December 31	$703	$940

Change in plan assets
Balance at January 1	553	537
Actual gain (loss) on plan assets	(101)	44
Employer contributions	18	20
Participant contributions	1	1
Benefits paid	(38)	(44)
Exchange rate adjustments	(8)	(5)

Balance at December 31	$425	$553

Funded status – surplus (deficit)	$(278)	$(387)

Summary of amounts recorded in combined statements of financial position
Amounts Recorded in Combined Statements of Financial Position

	As of
	December 31, 2022	December 31, 2021
Non-current assets – other	$65	$97
Current liabilities – other	(16)	(18)
Non-current liabilities – compensation and benefits	(327)	(466)

Net amount recorded	$(278)	$(387)

Summary of amounts recorded in AOCI	Amounts Recorded in AOCI

	As of
	December 31, 2022	December 31, 2021
Net loss (gain)	$60	$138
Prior service cost (credit)	(5)	(9)

Total recorded in AOCI	$55	$129

Summary of plan obligations in excess of plan assets
Plan Obligations in Excess of Plan Assets

	As of
	December 31, 2022	December 31, 2021
Accumulated benefit obligation	$687	$912

Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$390	$528
Fair value of plan assets	63	71

Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$406	$555
Fair value of plan assets	63	71

Summary of components of expense (income)
Components of Expense (Income)

	Defined benefit plans		Other post-retirement plans
For the three months ended March 31	2023	2022	2023	2022
Service cost — Operating	$14	$5	$2	$—
Interest cost	292	4	15	—
Expected return on plan assets	(356)	(7)	—	—
Amortization of net loss (gain)	(29)	2	(16)	—
Amortization of prior service cost (credit)	(1)	(1)	(22)	—

Non-operating	$(94)	$(2)	$(23)	$—

Net periodic (income) expense	$(80)	$3	$(21)	$—

Components of Expense (Income)

	For the years ended December 31
	2022	2021	2020
Service cost – Operating	$19	$24	$23
Interest cost	17	15	17
Expected return on plan assets	(27)	(27)	(26)
Amortization of net loss (gain)	5	17	18
Amortization of prior service cost (credit)	(5)	(4)	(4)
Curtailment / settlement loss (gain)	—	—	(1)

Non-operating	$(10)	$1	$4

Net periodic expense	$9	$25	$27

Summary of pre-tax cost of postretirement benefit plans and changes in other comprehensive income
Pre-tax
Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income

	For the years ended December 31
	2022	2021	2020
Cost of postretirement benefit plans	$9	$23	$29

Changes in other comprehensive loss (income):
Net loss (gain) – current year	(74)	(86)	10
Reclassifications out of AOCI:
Amortization of net loss	(5)	(16)	(18)
Amortization of prior service credit	5	4	4

Total changes in other comprehensive loss (income)	$(74)	$(98)	$(4)

Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)	$(65)	$(75)	$25

Summary of assumptions
Assumptions

	For the years ended December 31
	2022	2021	2020
Weighted-average benefit obligations assumptions
Discount rate	4.26%	1.91%	1.44%
Compensation increases	2.99%	2.81%	2.65%

Weighted-average benefit cost assumptions
Discount rate	1.91%	1.44%	1.80%
Expected rate of return on plan assets	6.32%	5.39%	5.40%

Summary of expected future benefit payments of our benefit plans	Expected Future Benefit Payments of Our Benefit Plans

	2023	2024	2025	2026	2027	2028-2032
Estimated future benefit payments	$46	$50	$53	$51	$52	$256

Summary of composition of plan assets
Composition of Plan Assets

	As of
	December 31, 2022	December 31, 2021
Global equity securities	$33	$61
Debt securities	174	200
Real estate	12	20
Private equities and other investments	59	70

Plan assets measured at fair value	278	351
Global equity securities	34	83
Debt securities	31	47
Real estate	13	11
Private equities and other investments	69	61

Plan assets measured at net asset value	147	202

Total plan assets	$425	$553

Summary of weighted average assets allocation
Weighted Average Asset Allocation of Pension Plans

	2022
	Target	Actual
Global equity securities	17%	16%
Debt securities (including cash equivalents)	44%	48%
Real estate	6%	6%
Private equities and other instruments	33%	30%